Employee Benefits Plan - Summary of Defined Benefit Plan Expense (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plan expense [line items]
Curtailment gain	$ 19	$ 1
Discontinued operations [member]
Disclosure of defined benefit plan expense [line items]
Curtailment gain	$ 12